Financial Liabilities - Details of Bonds Issued and Outstanding (Detail) ₩ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Bonds, non-current	[1]	₩ 1,132,098		₩ 995,976
Won [member]
Disclosure of detailed information about borrowings [Line Items]
Less current portion	[2]	(189,975)		(599,825)
Bonds, non-current	[2]	1,132,098		877,641
Foreign currencies [member] | Convertible bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Less current portion	[1]			(1,015,760)
Bonds issued	[1]			1,015,760	$ 857
Gross carrying amount [member] | Won [member] | Publicly issued bonds [Member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	[2]	1,215,000		1,320,000
Gross carrying amount [member] | Won [member] | Privately issued bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	[2]	110,000		160,000
Gross carrying amount [member] | Foreign currencies [member] | Privately issued bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued	[3]	126,730		118,550
Discount on bonds [member] | Won [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	[2]	₩ (2,927)		(2,534)
Bonds issued and outstanding [member] | Foreign currencies [member] | Convertible bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	[1]	August 2024
Bonds issued and outstanding, annual interest rate	[1]	1.50%	1.50%
Bonds issued and outstanding [member] | Denominated bonds at amortized costs [Member] | Foreign currencies [member] | Privately issued bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	[3]	April 2023
Bonds issued and outstanding, annual interest rate	[3]	5.88%	5.88%
Bonds issued and outstanding [member] | Bottom of range [member] | Won [member] | Publicly issued bonds [Member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	[2]	February 2023
Bonds issued and outstanding, annual interest rate	[2]	2.29%	2.29%
Bonds issued and outstanding [member] | Bottom of range [member] | Won [member] | Privately issued bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	[2]	May 2025
Bonds issued and outstanding, annual interest rate	[2]	3.25%	3.25%
Bonds issued and outstanding [member] | Top of range [member] | Won [member] | Publicly issued bonds [Member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	[2]	February 2027
Bonds issued and outstanding, annual interest rate	[2]	3.66%	3.66%
Bonds issued and outstanding [member] | Top of range [member] | Won [member] | Privately issued bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	[2]	May 2033
Bonds issued and outstanding, annual interest rate	[2]	4.25%	4.25%
Denominated bonds at amortized cost [Member] | Foreign currencies [member]
Disclosure of detailed information about borrowings [Line Items]
Less current portion	[3]	₩ (126,673)
Bonds, non-current	[3]	0		118,335
Denominated bonds at amortized cost [Member] | Gross carrying amount [member] | Foreign currencies [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued | $	[3]		$ 100		$ 100
Denominated bonds at amortized cost [Member] | Discount on bonds [member] | Foreign currencies [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	[3]	₩ (57)		₩ (215)

[1]

(*3) USD 667 million was redeemed upon the bondholders’ exercise of their put option, and the remaining outstanding balance (USD 21 million) was fully redeemed upon the Group’s exercise of its early redemption right.

12.
Financial Liabilities. Continued

[2]	(*1) Principal of the won denominated bonds is to be repaid at maturity and interests are paid quarterly.
[3]	(*2) Principal of the foreign currency denominated bonds is to be repaid at maturity and interests are paid quarterly or semi-annually.